EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Washington Mutual Mortgage Pass-Through Certificates, WMALT Series 2006-03	X	ADVANCE MORTGAGE CORP	1	$117,600	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		AEGIS MORTGAGE CORP	127	$27,669,021	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		AIRMORTGAGE	1	$452,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		ALLIANCE BANCORP	58	$17,295,250	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		AMERIBANC CORPORATION	2	$714,650	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		AMERIBANK MORTAGE	1	$150,400	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		AMERICAN MORTGAGE NETWORK	81	$27,359,153	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		AMPRO MORTAGAE	1	$359,650	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		APPROVED FUNDING CORP	1	$975,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		ATLANTIC FINANCIAL OF VIRGINIA	1	$800,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		BANK OF THE OZARKS	1	$154,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		BARRINGTON CAPITAL CORP	1	$346,500	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		BNY MORTGAGE COMPANY	23	$6,844,970	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		CAPITAL MORTGAGE FUNDING	1	$720,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		CLARION MORTGAGE CAPITAL	1	$359,650	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		COLONIAL BANK	1	$600,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		CTX MORTGAGE COMPANY	6	$763,615	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		DACOTAH BANK	1	$826,400	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		DRAPER AND KRAMER MORTGAGE CORP	7	$768,450	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		EQUITY NOW INC	1	$75,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		EVERBANK	1	$151,600	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FAIRMONT FUNDING	1	$109,200	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FAIRMOUNT FUNDING	99	$33,157,627	100.00%	2	$347,450	0.57%	2	$347,450	0.57%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FAMILY LENDING SERVICES	3	$1,659,050	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FIRST FINANCIAL EQUITIES	4	$1,312,850	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FIRST MAGNUS FINANCIAL	87	$21,893,360	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FIRST MIDWEST BANK	9	$1,013,220	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FIRST SERVICE MORTGAGE	1	$107,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		FRANKLIN BANK	3	$409,200	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		GENISIS ONE ENTERPRISE	7	$845,710	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		GREENPOINT MORTGAGE COMPANY	550	$193,917,144	100.00%	4	$1,111,386	1.84%	4	$1,111,386	1.84%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		GUARDIAN LOAN COMPANY	2	$284,000	100.00%	1	$994	0.00%	1	$994	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		HOME123 CORP	44	$8,826,290	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		HOMECOMINGS FINANCIAL NETWORK	24	$5,229,500	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		HUNTINGTON MORTGAGE COMPANY	1	$500,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		IRWIN MORTGAGE CORP	27	$7,719,586	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		LOAN LINK FINANCIAL	15	$2,697,700	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		M/I FINANCIAL	1	$460,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		MILA INC	1	$220,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		MORTGAGE NETWORK	6	$1,208,750	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		MORTGAGEIT	313	$84,788,017	100.00%	1	$388,239	0.64%	1	$388,239	0.64%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		NORTH COMMUNITY BANK	1	$588,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		PARAMOUNT BANK	1	$157,500	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		PINACLE FINANCIAL CORP	10	$2,726,500	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		PLAZA HOME MORTGAGE	17	$4,800,560	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		PULASKI BANK	1	$149,200	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		QUICKEN LOANS	63	$10,516,050	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		RBC MORTGAGE COMPANY	146	$63,108,055	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		SECURITY MORTGAGE	1	$337,750	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		SIERRA PACIFIC MORTAGE	6	$1,140,220	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		SOLUTIONS FUNDING	1	$432,500	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		TAYLOR BEAN & WHITAKER MORTGAGE	1	$146,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		THE MORTGAGE STORE FINANCIAL	3	$423,180	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		U.S. BANK HOME MORTGAGE	7	$4,454,393	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		UNION NATIONAL MORTGAGE	1	$140,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		UNITED FINANCIAL CORP	5	$1,301,350	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		WEICHART FINANICAL	6	$1,301,550	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		WORLD WIDE CREDIT CORP	1	$284,000	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
TOTAL			1787	$545,867,921	100.00%	8	$1,848,070	3.06%	8	$1,848,070	3.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			1787	$545,867,921	100.00%	8	$1,848,070	3.06%	8	$1,848,070	3.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%

___________________
(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Washington Mutual Mortgage Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) All assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.